[Logo] PIONEER Investments(R)





March 6, 2013



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:     Pioneer Series Trust VII (the "Trust")
        File Nos. 333-62166 and 811-10395
        CIK No. 0001140157

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectus and statement of additional information relating to Pioneer Global Aggregate Bond Fund and Pioneer Global High Yield Fund, each a series of the Trust, which would have been filed under paragraph (c) of Rule 497, does not differ from those contained in Post-Effective Amendment No. 22 to the Trust's registration statement on Form N-1A, filed electronically on February 27, 2013 (Accession No. 0001140157-13-000004).

If you have any questions concerning the foregoing certification, please contact me at (617) 422-4703.

Very truly yours,



/s/ Kathleen H. Alexander
-------------------------
    Kathleen H. Alexander
    Legal Product Manager


cc:     Christopher J. Kelley, Esq.
        Toby R. Serkin, Esq.



Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820




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